Acquisitions (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Pro Forma Impact of the Acquisition
Contract revenue	$ 1,500,729
Net loss attributable to Company shareholders	$ (53,089)
Basic loss per share	$ (1.15)
Diluted loss per share	$ (1.15)